Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The unaudited condensed consolidated financial statements (the “financial statements”) for the three months and six months ended June 30, 2020 have been prepared in accordance with International Accounting Standard 34, “
Interim Financial Reporting”
(“IAS 34”). The significant accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s annual financial statements for the year ended December 31, 2019. No new standards, amendments or interpretations have had an impact on the financial statements for the three months and six months ended June 30, 2020. The financial statements comprise the financial statements of the Group at June 30, 2020. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.
The financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2019.
In the opinion of management, these unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the results of operations, financial position and cash flows. The results of operations for the three months and six months ended June 30, 2020 are not necessarily indicative of the results that can be expected for the Company’s fiscal year ending December 31, 2020.

Going concern
Going concern
In common with many companies in the biopharmaceutical sector, the Company incurs significant expenditure in its early years as it researches and develops its potential products for market.
The Company’s board of directors, having reviewed the operating budgets and development plans, considers that the Company has adequate resources to continue in operation for the foreseeable future. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements. The Company believes that its cash and cash equivalents of £47.8 million at June 30, 2020 will be sufficient to fund its current operating plan for at least the next 12 months. Further, the directors have conducted a full assessment of the impact of
COVID-19
on the going concern status of the Company and have concluded that it will not have a significant negative impact on the cash outflows of the Company over the period assessed for going concern purposes. During the second quarter of 2020, the Company temporarily paused and then subsequently re-commenced

the enrollment of new patients in clinical trials as a result of
COVID-19,
resulting in the costs relating to these activities being deferred.

As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital. The Company currently has sufficient cash reserves to fund operations at least into the fourth quarter of 2021. There can be no assurances, however, that additional funding will be available on acceptable terms.

COVID-19
COVID-19
In December 2019, a novel strain of the coronavirus SARS-CoV-2, which causes COVID-19, surfaced in Wuhan, China. Since then, COVID-19 has spread to multiple countries, including the United Kingdom and the United States.
In response to the spread of COVID-19, all of the Company’s offices have been closed with employees continuing their work outside of the offices and the Company has
restricted on-site staff
access
to only those required to execute their job responsibilities.
Also, in April 2020, in response to the COVID-19 pandemic, the Company announced that in order to ease the burden on clinical trial sites and enable healthcare professionals to focus their efforts on caring for patients with COVID-19, the enrollment of new patients in the Company’s ongoing clinical trials was temporarily paused. There was no interruption to the treatment of patients enrolled at that time. Subsequently, in May 2020, the Company announced that enrollment of new patients in the Company’s global Phase 3 clinical trial for patients with biliary tract cancer (NuTide:121) has re-commenced in certain geographies, including Australia, Canada, South Korea, Taiwan, Ukraine and the United Kingdom. Additionally, in May 2020, the Company announced the re-commencement of new patient enrollment in the Phase 1 and Phase 1b clinical trials of NUC-3373 and the Phase 1 clinical trial of NUC-7738. While the Company continues to evaluate the impact of COVID-19 on its operations, the Company believes that this pandemic will inevitably cause some delays to the timing of initiation and completion of its clinical trials. The overall impact is currently unknown and the Company is continuing to monitor the COVID-19 pandemic as it evolves.
There is no impact on the judgements and estimates used in the preparation of these financial statements.

Judgements and estimates
Judgements and estimates
The accounting estimates and judgements made by management in applying the Group’s accounting policies that have the most significant effect on the amounts included within these financial statements, were the same as those that applied to the annual financial statements for the year ended December 31, 2019.